Components of Other Significant Items (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	¥ (6,948)	¥ (121,697)	¥ 14,062
Depreciation and amortization	330,554	319,594	325,366
Imaging Products & Solutions
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	743	(154)	(157)
Depreciation and amortization	36,056	35,951	36,666
Game
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies
Depreciation and amortization	10,423	10,848	13,649
Mobile Products & Communications
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies		(57,680)	4,155
Depreciation and amortization	22,503	9,015	8,974
Home Entertainment & Sound
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies		(64,078)	7,214
Depreciation and amortization	23,573	27,358	29,314
Devices
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies		(44)	27
Depreciation and amortization	113,137	116,971	106,824
Pictures
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	(601)	(516)	2,483
Depreciation and amortization	10,424	10,825	7,996
Music
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	(4,766)	(372)	(265)
Depreciation and amortization	11,414	10,789	12,166
Financial Services
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	(2,303)	(1,252)	(1,961)
Depreciation and amortization	56,305	56,322	62,077
All Other
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	(21)	2,399	2,566
Depreciation and amortization	18,302	19,548	21,574
Operating Segments
Segment Reporting, Other Significant Reconciling Item [Line Items]
Depreciation and amortization	302,137	297,627	299,240
Corporate
Segment Reporting, Other Significant Reconciling Item [Line Items]
Depreciation and amortization	¥ 28,417	¥ 21,967	¥ 26,126